Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Derivative financial instruments	Derivative financial instruments
The Group uses the derivatives to manage its overall exposures of foreign exchange rates, interest rates and price of shares.
The fair value of derivative financial instruments, comprised of futures, forward, options, and swaps operations, is determined in accordance with the following criteria:
•    Swap – These operations swap cash flow based on the comparison of profitability between two indexers, Thus, the agent assumes both positions – put in one indexer and call on another.
•    Forward - at the market quotation value, and the installments receivable or payable are prefixed to a future date, adjusted to present value, based on market rates published at B3.
•    Futures – Foreign exchange rates, prices of shares and commodities are commitments to buy or sell a financial instrument at a future date, at a contracted price or yield and may be settled in cash or through delivery. Daily cash settlements of price movements are made for all instruments.
•    Options - option contracts give the purchaser the right to buy the instrument at a fixed price negotiated at a future date. Those who acquire the right must pay a premium to the seller. This premium is not the price of the instrument, but only an amount paid to have the option (possibility) to buy or sell the instrument at a future date for a previously agreed price.
Positions with derivative financial instruments as of December 31, 2021 and 2020 are shown below:

	2021
	Assets		Liabilities
	Fair value	Notional	Fair value	Notional

Options	6,570,325	371,849,357	8,112,055	311,295,196
Swaps	2,577,311	75,380,631	2,561,327	82,520,691
Forward contracts	1,601,167	88,107,328	1,057,426	44,968,097
Futures contracts	194,911	11,932,285	157,710	13,041,450
Others (i)	—	—	19,665	84,184
Total	10,943,714	547,269,601	11,908,183	451,909,618

	2020
	Assets		Liabilities
	Fair value	Notional	Fair value	Notional

Options	6,298,358	681,464,674	6,735,478	614,741,256
Swaps	777,816	5,578,227	870,393	6,143,671
Forward contracts	456,724	2,905,411	200,272	3,035,011
Futures contracts	26,535	43,100,609	13,221	44,981,642
Total	7,559,433	733,048,921	7,819,364	668,901,580

(i)	Related to Public Warrants and Private placement Warrants liabilities issued by XPAC Acquisition Corp.
Below is the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value and by maturity:

	2021
	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
Swap contracts	2,577,311	14	73,016	259,300	2,244,995
Forward contracts	1,601,167	16	404,764	216,895	979,508
Future contracts	194,911	2	21,891	3,275	169,745
Options	6,570,325	68	1,474,816	2,281,088	2,814,421
Total	10,943,714	100	1,974,487	2,760,558	6,208,669

Liabilities
Options	8,112,055	69	1,941,553	1,937,725	4,232,777
Forward contracts	1,057,426	18	62,935	68,398	926,093
Future contracts	157,710	10	6	4,814	152,890
Swap contracts	2,561,327	3	113,754	240,005	2,207,568
Others (i)	19,665	—	19,665	—	—
Total	11,908,183	100	2,137,913	2,250,942	7,519,328

(i)	Related to Public Warrants and Private placement Warrants liabilities issued by XPAC Acquisition Corp.

	2020
	Fair value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
Swap contracts	777,816	10	35,241	206,921	535,654
Forward contracts	456,724	6	230,862	201,324	24,538
Future contracts	26,535	1	26,535	—	—
Options	6,298,358	83	2,327,062	2,351,285	1,620,011
Total	7,559,433	100	2,619,700	2,759,530	2,180,203

Liabilities
Options	6,735,478	87	2,152,890	2,378,689	2,203,899
Forward contracts	200,272	2	133,679	49,102	17,491
Future contracts	13,221	1	542	1,742	10,937
Swap contracts	870,393	10	99,249	213,532	557,612
Total	7,819,364	100	2,386,360	2,643,065	2,789,939
Derivatives financial instruments by index:

	2021		2020
	Notional	Fair Value	Notional	Fair Value

Swap Contracts
Asset Position
Interest	66,123,491	1,799,953	5,014,934	776,215
Foreign exchange	1,978,886	16,013	563,293	1,601
Share	7,278,254	761,345	—	—
Liability Position
Interest	75,207,636	(2,461,848)	6,143,671	(870,393)
Foreign exchange	5,888,850	(28,509)	—	—
Share	1,424,205	(70,970)	—	—
Forward Contracts
Asset Position
Foreign exchange	81,544,253	282,775	2,546,940	98,253
Share	4,603,031	412,097	325,519	325,519
Interest	906,295	906,295	32,952	32,952
Commodities	1,053,749	—	—	—
Liability Position
Foreign exchange	42,367,576	(139,642)	3,002,067	(167,328)
Interest	906,302	(906,302)	32,944	(32,944)
Share	11,482	(11,482)	—	—
Commodities	1,682,737	—	—	—
Future Contracts
Purchase commitments
Foreign exchange	155,487	194,911	—	—
Interest	11,629,715	—	43,100,609	26,535
Share	147,083	—	—	—
Commitments to sell
Interest	12,188,922	(157,710)	44,981,642	(13,221)
Foreign exchange	705,334	—	—	—
Share	147,083	—	—	—
Commodities	111	—	—	—
Options
Purchase commitments
Foreign exchange	25,973,934	2,248,675	—	—
Share	72,883,420	3,146,174	5,827,205	1,074,507
Interest	272,987,997	1,160,526	675,637,469	5,223,851
Commodities	4,006	14,950	—	—
Commitments to sell
Foreign exchange	24,541,428	(3,080,095)	—	—
Shares	13,690,202	(2,788,089)	9,229,113	(945,828)
Commodities	680,404	(113,875)	—	—
Interest	272,383,162	(2,129,996)	605,512,143	(5,789,650)
Others
Liability Position
Interest	84,184	(19,665)	—	—
Assets		10,943,714		7,559,433
Liabilities		(11,908,183)		(7,819,364)
Net		(964,469)		(259,931)